Green Bonds, Convertible and Non-convertible Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Green Bonds, Convertible and Non-convertible Promissory Notes [Abstract]
Green Bonds, Convertible and Non-convertible Promissory Notes

12. Green Bonds, Convertible and Non-convertible Promissory Notes

The following table reflects the total debt balances of the Company as September 30, 2024 and December 31, 2023:

	As of September 30	As of December 31
	2024	2023
	(in thousands)
Convertible debt, secured	$2,020	$-
Senior Secured debt and promissory notes secured	31,514	32,312
Total debt	33,534	32,312
Less current maturities	(33,534)	(32,312)
Long term debt, net of current maturities	$-	$-

Current Maturities	$33,534	$32,312
Less unamortized debt discount	(322)	(725)
Current Maturities net of debt discount	$33,212	$31,587

The Company incurred debt issuance costs of $0.3 million during the nine-month period ended September 30, 2024. Debt issuance costs are recorded as a debt discount and are amortized to interest expense over the life of the debt, upon the close of the related debt transaction, in the Consolidated Balance Sheet. Interest expense stemming from amortization of debt discounts for continuing operations for the nine months ended September 30, 2024 was $1.8 million and for the year ended December 31, 2023 was $4.9 million.

There was no interest expense stemming from amortization of debt discounts for discontinued operations for the nine months ended September 30, 2024 and 2023, respectively.

All outstanding debt for the company is considered short-term based on their respective maturity dates and are to be repaid within the year 2024 and early 2025.

Senior secured debt:

In May 2022, AEG MH02 entered into a loan agreement with a group of private lenders of approximately $10.8 million with an initial stated interest rate of 8% and a maturity date of May 31, 2023. In February 2023, the loan agreement was amended stating a new interest rate of 16% retroactive to the date of the first draw in June 2022. In May 2023, the loan was extended, and the interest rate was revised to 18% from June 1, 2023. In July 2023, the loan agreement was further extended to October 31, 2023. In November 2023, the loan agreement was further extended to May 31, 2024. As of the date of this report, this loan is in default; however, management is in active discussions with the lender to renegotiate the terms. Due to these addendums, $2.5 million of interest was recognized in the nine months ending September 30, 2024. The Company had principal outstanding of $11.2 million and $11.0 million as of September 30, 2024 and December 31, 2023, respectively.

In June 2022, Alt US 02, a subsidiary of Alternus Energy Americas, an indirect wholly owned subsidiary of the Company, entered into an agreement as part of the transaction with Lightwave Renewables, LLC to acquire rights to develop a solar park in Tennessee. The Company entered into a construction promissory note of $5.9 million with a variable interest rate of prime plus 2.25% and an original maturity date of June 29, 2023. On January 26, 2024, the loan was extended to June 29, 2024 due to logistical issues that caused construction delays. On October 11, 2024, management renegotiated the terms with the lender to extend the maturity date to March 29, 2025. The Company had principal outstanding of $5.4 million and $4.3 million as of September 30, 2024 and December 31, 2023, respectively. Subsequently, the Company sold Alternus Energy Americas and its subsidiaries, including Alt US 02, to Alternus Energy Group plc, the Company’s majority shareholder, on November 5, 2024. See Subsequent Events Footnote 23 for further details.

On February 28, 2023, Alt US 03, a subsidiary of Alternus Energy Americas, and indirect wholly owned subsidiary of the Company, entered into an agreement as part of the transaction to acquire rights to develop a solar park in Tennessee. Alt US 03 entered into a construction promissory note of $920 thousand with a variable interest rate of prime plus 2.25% and due May 31, 2024. On July 2, 2024, management renegotiated the terms with the lender to a revised interest rate of 11% and to extend the maturity date to November 30, 2024. This note had a principal outstanding balance of $717 thousand as of September 30, 2024 and December 31, 2023, respectively. Subsequently, the Company sold Alternus Energy Americas and its subsidiaries, including Alt US 03, to Alternus Energy Group plc, the Company’s majority shareholder, on November 5, 2024. See Subsequent Events Footnote 23 for further details.

In July 2023, one of the Company’s US subsidiaries acquired a 32 MWp solar PV project in Tennessee for $2.4 million financed through a bank loan having a six-month term, 24% APY, and an extended maturity date of February 29, 2024. The project is expected to start operating in Q1 2026. 100% of offtake is already secured by 30-year power purchase agreements with two regional utilities. The Company had a principal outstanding balance of $7.0 million as of September 30, 2024 and December 31, 2023, respectively. On July 3, 2024, management renegotiated the terms with the lender to extend the maturity date to October 1, 2024. As of the date of this report, this loan is in default; however, management is in active discussions with the lender to renegotiate the terms. Subsequently, the Company sold this project and its SPV to Alternus Energy Group plc, the Company’s majority shareholder on November 5, 2024. See Subsequent Events Footnote 23 for further details.

In July 2023, Alt Spain Holdco, one of the Company’s Spanish subsidiaries acquired the project rights for a 32 MWp portfolio of Solar PV projects in Valencia, Spain, with an initial payment of $1.9 million, financed through a €3.0 million ($3.3 million) bank facility having a six-month term and accruing ‘Six Month Euribor’ plus 2% margin. On January 24, 2024, the maturity date was extended to July 28, 2024. On July 28, 2024, the loan was further extended to January 28, 2025 and the principal amount was reduced to €2.6 million ($2.8 million) from cash on hand. This note had a principal outstanding balance of $2.9 million as of September 30, 2024 and $3.3 million as of December 31, 2023, respectively.

In October 2023, Alternus Energy Americas, one of the Company’s US subsidiaries secured a working capital loan in the amount of $3.2 million with a 0% interest until a specified date and a maturity date of March 31, 2024. In February 2024, the loan was further extended to February 28, 2025, and the principal amount was increased to $3.6 million. In March 2024, the Company began accruing interest at a rate of 10%. Additionally, on February 5, 2024, the Company issued the noteholder warrants to purchase up to 90,000 shares of restricted common stock, exercisable at $0.01 per share having a 5 year term and fair value of $86 thousand. The note had a principal outstanding balance of $1.8 million as of September 30, 2024 and $3.2 million as of December 31, 2023.

In December 2023, Alt US 07, one of the Company’s US subsidiaries acquired the project rights to a 14 MWp solar PV project in Alabama for $1.1 million financed through a bank loan having a six-month term, 24% APY, and a maturity date of May 28, 2024. The project is expected to start operating in Q2 2025. 100% of offtake is already secured by 30-year power purchase agreements with two regional utilities. This note had a principal outstanding balance of $1.1 million as of September 30, 2024 and December 31, 2023, respectively. On July 3, 2024, management renegotiated the terms with the lender to extend the maturity date to October 1, 2024. As of the date of this report, this loan is in default; however, management is in active discussions with the lender to renegotiate the terms. Subsequently, the Company sold Alt US 07 to Alternus Energy Group plc, the Company’s majority shareholder, on November 5, 2024. See Subsequent Events Footnote 23 for further details.

For the year ended December 31, 2023, 9,000 shares of Common Stock were issued at Closing to the Sponsor of Clean Earth to settle CLIN promissory notes of $1.6 million. The note has a 0% interest rate until perpetuity. The shares were issued at the closing price of $125 per share for $1.1 million. The difference of $0.5 million was recognized as an addition to Additional Paid in Capital. Management determined the extinguishment of this note is the result of a Troubled Debt Restructuring.

Convertible Promissory Notes:

In January 2024, the Company assumed a $938 thousand (€850 thousand) convertible promissory note from AEG PLC, a related party. The note had a 10% interest maturing in March 2025. The note was assumed as part of the Business Combination that was completed in December 2023. On January 3, 2024, the noteholder converted all of the principal and accrued interest owed under the note, equal to $1.0 million, into 52,800 shares of restricted common stock.

In April 2024, the Company issued to an institutional investor a senior convertible note in the principal amount of $2,160,000, issued with an 8.0% original issue discount, and a warrant to purchase up to 96,444 shares of the Company’s common stock at an exercise price of $12 per share. Maxim Group LLC (“Maxim”) acted as placement agent for the Convertible Note issuance and also received a warrant to purchase 9,644 shares of common stock with an exercise price of $13.18 per share for their role as placement agent. The Company also paid Maxim a cash placement agency fee of $140,000 and reimbursed certain out of pocket fees up to $50,000. The Company received gross proceeds of $2,000,000, before fees and other expenses associated with the transaction. The Convertible Note matures on April 20, 2025 (unless accelerated due to an event of default or accelerated up to six installments by the Investor), bears interest at a rate of 7% per annum, which shall automatically be increased to 12.0% per annum in the event of default, and ranks senior to the Company’s existing and future unsecured indebtedness. The Convertible Note is convertible in whole or in part at the option of the Investor into shares of Common Stock (the “Conversion Shares”) at the Conversion Price (as defined below) at any time following the date of issuance of the Convertible Note. The Convertible Note is payable monthly on each Installment Date (as defined in the Convertible Note) commencing on the earlier of July 18, 2024 and the effective date of the initial registration statement required to be filed pursuant to the Registration Rights Agreement (as defined below) in an amount equal the sum of (A) the lesser of (x) $216,000 and (y) the outstanding principal amount of the Convertible Note, (B) interest due and payable under the Convertible Note and (C) other amounts specified in the Convertible Note (such sum being the “Installment Amount”); provided, however, if on any Installment Date, no failure to meet the Equity Conditions (as defined in the Convertible Note) exits pursuant to the Convertible Note, the Company may pay all or a portion of the Installment Amount with shares of its common stock. The portion of the Installment Amount paid with common stock shall be based on the Installment Conversion Price. “Installment Conversion Price” means the lower of (i) the Conversion Price (defined below) and (ii) the greater of (x) 92% of the average of the two (2) lowest daily VWAPs (as defined in the Convertible Note) in the ten (10) trading days immediately prior to each conversion date and (y) $1.75. “Equity Conditions Failure” means that on any day during the period commencing twenty (20) trading days prior to the applicable Installment Notice Date or Interest Date (each as defined in the Convertible Note) through the later of the applicable Installment Date or Interest Date and the date on which the applicable shares of Common Stock are actually delivered to the Holder, the Equity Conditions have not been satisfied (or waived in writing by the Holder). The Convertible Note is convertible, at the option of the Investor, at any time, into such number of shares of Common Stock of the Company equal to the principal amount of the Convertible Note plus all accrued and unpaid interest at a conversion price equal to $0.48 (the “Conversion Price”). The Conversion Price is subject to full ratchet antidilution protection, subject to a floor conversion price of $1.75 per share. The Convertible Note may not be converted and shares of Common Stock may not be issued under the Convertible Note if, after giving effect to the conversion or issuance, the Investor together with its affiliates would beneficially own in excess of 4.99% (or, upon election of the Investor, 9.99%) of the outstanding Common Stock. In addition to the beneficial ownership limitations in the Convertible Note, the sum of the number of shares of Common Stock that may be issued under that certain Purchase Agreement (including the Convertible Note and Warrant and Common Stock issued thereunder) is limited to 19.99% of the outstanding Common Stock as of April 19, 2024 (the “Exchange Cap”, which is equal to 640,293 shares of Common Stock, subject to adjustment as described in the Purchase Agreement), unless shareholder approval (as defined in the Purchase Agreement) (“Stockholder Approval”) is obtained by the Company to issue more than the Exchange Cap. The Exchange Cap shall be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction. On September 26, 2024 the Company’s shareholders approved the potential issuance of shares by the Company of more than the Exchange Cap. The Company adopted ASU 2020-06 as of January 1, 2023. This ASU removes the concepts of a beneficial conversion feature and cash conversion feature from the ASC guidance. The Company recorded a loss on debt issuance of $0.9 million. As at September 30, 2024, the outstanding principal was $2 million with fair value of $2.32 million at that date. The Company also recorded a $0.2 million loss on movement in fair value in the three months to September 30, 2024.

As of September 30, 2024, $109,223.42 worth of this note (including principal plus accrued interest and late fees and penalties) had been converted into 18,456 shares leaving $2 million of the note principal outstanding.

Other Debt:

The Solis Bonds

In January 2021, the Company approved the issuance by one of its subsidiaries, Solis, of a series of 3-year senior secured green bonds in the maximum amount of $242.0 million (€200.0 million) with a stated coupon rate of 6.5% + EURIBOR and quarterly interest payments (the “Solis Bonds”). On October 3, 2024, the Company sold Solis and its subsidiaries in Romania to Solis Trustee Special Vehicle Limited, the Solis Bondholders’ ownership vehicle, for €1 in accordance with the terms of the Solis Bonds, as amended. Solis accounted for 98% of group revenues for the nine months ended September 30, 2024. Solis bondholders continue to hold a preference share in an ALCE holding company which holds certain development projects in Spain and Italy. The preference share gives the bondholders the first right on any cash distributions up to EUR 10 million, and the right to instruct that such assets be divested to ensure repayment of up to EUR 10 million should it not be fully repaid by the maturity date of the Solis Bonds which is currently November 18, 2024.

On December 21, 2022, the Company’s wholly owned Irish subsidiaries, AEG JD 01 LTD and AEG MH 03 LTD entered in a financing facility with Deutsche Bank AG (“Lender”). This is an uncommitted revolving debt financing of €500,000,000 to finance eligible project costs for the acquisition, construction, and operation of installation/ready to build solar PV plants across Europe (the “Warehouse Facility”). The Warehouse Facility, which matures on the third anniversary of the closing date of the Credit Agreement (the “Maturity Date”), bears interest at Euribor plus an aggregate margin at a market rate for such facilities, which steps down by 0.5% once the underlying non-Euro costs financed reduces below 33.33% of the overall costs financed. The Warehouse Facility is not currently drawn upon, but a total of approximately €1,800,000 in arrangement and commitment fees is currently owed to the Lender. Once drawn, the Warehouse Facility capitalizes interest payments until projects reach their commercial operations dates through to the Maturity Date; it also provides for mandatory prepayments in certain situations. Subsequently, on November 5, 2024, the Company sold AEG JD 01 LTD and AEG MH 03 LTD to Alternus Energy Group plc, the Company’s majority shareholder. See Subsequent Events Footnote 23 for further details.

On March 21, 2024, ALCE and the Sponsor of Clean Earth (“CLIN”) agreed to a settlement of a $1.4 million note assumed by ALCE as part of the Business Combination that was completed in December 2023. The note had a maturity date of whenever CLIN closes its Business Combination Agreement and accrued interest of 25%. ALCE issued 225,000 shares to the Sponsor on March 21, 2024 and a payment plan of the rest of the outstanding balance was agreed to with payments to commence on July 15, 2024. The closing stock price of the Company was $11.75 on the date of issuance. Payments have not commenced as of the date of this report, and management is in active discussions to extend the July 15 date.

15.	Green Bonds, Convertible and Non-convertible Promissory Notes

The following table reflects the total debt balances of the Company as December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Senior Secured Green Bonds	$166,122	$149,481
Senior Secured debt and promissory notes secured	32,312	13,486
Total debt	198,434	162,967
Less current maturities	(198,434)	-
Long term debt, net of current maturities	$-	$162,967

Current Maturities	$198,434	$-
Less current debt discount	(892)	-
Current Maturities net of debt discount	$197,542	$-

Long-term maturities	$-	$162,967
Less long-term debt discount	-	(4,272)
Long-term maturities net of debt discount	$-	$158,695

During the period ended December 31, 2022, the Company incurred approximately $200 thousand of debt issuance cost related to the green bonds discussed below. The Company incurred debt issuance costs of $4.1 million during the year ended December 31, 2023. Debt issuance costs are recorded as a debt discount and are amortized to interest expense over the life of the debt, upon the close of the related debt transaction, in the Consolidated Balance Sheet. Interest expense stemming from amortization of debt discounts for continuing operations for the twelve-months ended December 31, 2023 and 2022 was $4.9 million and $3.9 million, respectively.

There was no interest expense stemming from amortization of debt discounts for discontinued operations for the twelve-months ended December 31, 2023 and 2022.

All outstanding debt for the company is considered short-term based on their respective maturity dates and are to be repaid within the year 2024.

Senior secured debt:

In May 2022, AEG MH02 entered into a loan agreement with a group of private lenders of approximately $10.8 million with an initial stated interest rate of 8% and a maturity date of May 31, 2023. In February 2023, the loan agreement was amended stating a new interest rate of 16% retroactive to the date of the first draw in June 2022. In May 2023, the loan was extended and the interest rate was revised to 18% from June 1, 2023. In July 2023, the loan agreement was further extended to October 31, 2023. In November 2023, the loan agreement was further extended to May 31, 2024. Due to these addendums, $2.4 million of interest was recognized in the period ended December 31, 2023. The Company had principal outstanding of $11.0 million and $10.7 million as of December 31, 2023 and 2022, respectively.

In June 2022, Alt US 02, a subsidiary of Alternus Energy Americas, and indirect wholly owned subsidiary of the Company, entered into an agreement as part of the transaction with Lightwave Renewables, LLC to acquire rights to develop a solar park in Tennessee. The Company entered into a construction promissory note of $5.9 million with a variable interest rate of prime plus 2.5% and an original maturity date of June 29, 2023. On January 26, 2024 the loan was extended to June 29, 2024 due to logistical issues that caused construction delays. The Company had principal outstanding of $4.3 million and $2.8 million as of December 31, 2023 and 2022, respectively.

On February 28, 2023, Alt US 03, a subsidiary of Alternus Energy Americas, and indirect wholly owned subsidiary of the Company, entered into an agreement as part of the transaction to acquire rights to develop a solar park in Tennessee. Alt US 03 entered into a construction promissory note of $920 thousand with a variable interest rate of prime plus 2.5% and due May 31, 2024. This note had a principal outstanding balance of $717 thousand as of December 31, 2023.

In July 2023, one of the Company’s US subsidiaries acquired a 32 MWp solar PV project in Tennessee for $2.4 million financed through a bank loan having a six-month term, 24% APY, and an extended maturity date of February 29, 2024. The project is expected to start operating in Q1 2025. 100% of offtake is already secured by 30-year power purchase agreements with two regional utilities. The Company had a principal outstanding balance of $7.0 million as of December 31, 2023. As of the date of this report this loan is currently in default, but management is in active discussions with the lender to renegotiate the terms.

In July 2023, Alt Spain Holdco, one of the Company’s Spanish subsidiaries acquired the project rights to construct a 32 MWp portfolio of Solar PV projects in Valencia, Spain, with an initial payment of $1.9 million, financed through a bank loan having a six-month term and accruing ‘Six Month Euribor’ plus 2% margin, currently 5.9% interest. On January 24, 2024, the maturity date was extended to July 28, 2024. The portfolio consists of six projects totaling 24.4 MWp. This note had a principal outstanding balance of $3.3 million as of December 31, 2023.

In October 2023, Alternus Energy Americas, one of the Company’s US subsidiaries secured a working capital loan in the amount of $3.2 million with a 0% interest until a specified date and a maturity date of March 31, 2024. In February 2024, the loan was further extended to February 28, 2025 and the principal amount was increased to $3.6 million. In March 2024, the Company began accruing interest at a rate of 10%. Additionally, the Company issued the noteholder warrants to purchase up to 90,000 shares of restricted common stock, exercisable at $0.01 per share having a 5 year term and fair value of $86 thousand. The Company had a principal outstanding balance of $3.2 million as of December 31, 2023. As of the date of this report this loan is currently in default, but management is in active discussions with the lender to renegotiate the terms.

In December 2023, Alt US 07, one of the Company’s US subsidiaries acquired the project rights to a 14 MWp solar PV project in Alabama for $1.1 million financed through a bank loan having a six-month term, 24% APY, and a maturity date of May 28, 2024. The project is expected to start operating in Q2 2025. 100% of offtake is already secured by 30-year power purchase agreements with two regional utilities. This note had a principal outstanding balance of $1.1 million as of December 31, 2023.

In December 2023, the Company assumed an existing loan to the Sponsors of Clean Earth with a balance of $1.6 million with a 0% interest rate until perpetuity as part of the Business Combination with Clean Earth. The Company had a principal outstanding balance of $1.6 million as of December 31, 2023.

Convertible Promissory Notes:

There was convertible debt outstanding for the year ended December 31, 2022.

For the year ended December 31, 2023, 225,000 shares of Common Stock were issued at Closing to the Sponsor of Clean Earth to settle CLIN promissory notes of $1.6 million. The shares were issued at the closing price of $5 per share for $1.1 million. The difference of $0.5 million was recognized as an addition to Additional Paid in Capital. Management determined the extinguishment of this note is the result of a Troubled Debt Restructuring.

Other Debt:

In January 2021, the Company approved the issuance by one of its subsidiaries, Solis, of a series of 3-year senior secured green bonds in the maximum amount of $242.0 million (€200.0 million) with a stated coupon rate of 6.5% + EURIBOR and quarterly interest payments. The bond agreement is for repaying existing facilities of approximately $40.0 million (€33 million), and funding acquisitions of approximately $87.2 million (€72.0 million). The bonds are secured by the Solis Bond Company’s underlying assets. The Company raised approximately $125.0 million (€110.0 million) in the initial funding. In November 2021, Solis Bond Company DAC, completed an additional issue of $24.0 million (€20.0 million). The additional issue was completed at an issue price of 102% of par value, corresponding to a yield of 5.5%. The Company raised $11.1 million (€10.0 million) in March 2022 at 97% for an effective yield of 9.5%. In connection with the bond agreement the Company incurred approximately $11.8 million in debt issuance costs. The Company recorded these as a discount on the debt and they are being amortized as interest expense over the contractual period of the bond agreement. As of December 31, 2022 and 2021, there was $149.5 million and $147.2 million outstanding on the Bond, respectively. As of December 31, 2023 and 2022 there was $166.1 million and $149.4 million outstanding on the Bond, respectively.

As of December 31, 2022, the Company’s wholly owned subsidiary, Solis Bond Company DAC, was in breach of the three financial covenants under Solis’ Bond terms: (i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024. The Solis Bond is senior secured through a first priority pledge on the shares of Solis and its subsidiaries, a parent guarantee from Alternus Energy Group Plc, and a first priority assignment over any intercompany loans.

In April 2023 the bond holders approved a temporary waiver and an amendment to the bond terms to allow for a change of control in Solis (which allows for the transfer of Solis and its subsidiaries underneath Clean Earth Acquisitions Corp. on Closing). In addition, bondholders received a preference share in an Alternus Midco, which will hold certain development projects in Spain and Italy. The shares will have preference on any distribution from Midco to Alternus up to €10.0 million, and Midco will divest assets to ensure repayment of the €10.0 million should the bonds not have been fully repaid at maturity (January 6, 2024). Finally, bondholders will receive a 1% amendment fee, which equates to €1.4 million.

On June 5, 2023, the bondholders approved an extension to the waiver to September 30, 2023 and the bond trustee was granted certain additional information rights and the right to appoint half of the members of the board of directors of Solis, in addition to the members of the board appointed by Alternus. Under the waiver agreement, as extended, Solis must fully repay the Solid Bond by September 30, 2023. If Solis is unable to fully repay the Solis Bond by September 30, 2023, Solis’ bondholders have the right to immediately transfer ownership of Solis and all of its subsidiaries to the bondholders and proceed to sell Solis’ assets to recoup the full amount owed to the bondholders, which as of September 30, 2023 is currently €150,000,000 (approximately $159,000,000). If the ownership of Solis and all of its subsidiaries were to be transferred to the Solis bondholders, the majority of Alternus’ operating assets and related revenues and EBIDTA would be eliminated.

On October 16 2023, bondholders approved to further extend the temporary waiver to December 16, 2023. As such, the Solis bond debt is currently recorded as short-term debt. In consideration for the extension the Company agreed to repay the bonds at 107.5 of par value. This incremental par value amount of $11.1 million is recognized as the “Solis bond waiver fee” on the Company’s Statement of Operations and Comprehensive Loss and is an increase to the Green Bonds in Current Liabilities in the Company’s Consolidated Balance Sheet. This was a non-cash transaction that resulted in an increase to the Company’s debt balance, and is treated as reconciling item to Net Loss on the Company’s Consolidated Statement of Cash Flows.

On December 18, 2023, a representative group of the bondholders approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion, which was subsequently approved by a majority of the bondholders on January 3, 2024. As such, the Solis bond debt is currently recorded as short-term debt.

On December 28, 2023, Solis sold 100% of the share capital in its Italian subsidiaries for approximately €15.8 million (approximately $17.3 million).

Subsequently, on January 18, 2024, Solis sold 100% of the share capital in its Polish subsidiaries for approximately €54.4 million (approximately $59.1 million), and on February 21, 2024, Solis sold 100% of the share capital of its Netherlands subsidiary for approximately €6.5 million (approximately $7 million). The proceeds from the sale of these parks were used to pay the €59,100,000 million (approximately $68.5 million) of amounts outstanding under the bonds (See Footnote 26).

Management determined the amendments for the Bond represented a troubled debt restructuring under ASC 470-60. The result of the amendments noted above was an $11.1 million expense recorded as Solis Bond Waiver Fee on the Consolidated Statement of Operations and Comprehensive Income/(Loss).

On December 21, 2022, Alternus Clean Energy’s wholly owned Irish subsidiaries, AEG JD 01 LTD and AEG MH 03 LTD entered in a financing facility with Deutsche Bank AG (“Lender”). This is a committed revolving debt financing of €80,000,000 to finance eligible project costs for the acquisition, construction, and operation of installation/ready to build solar PV plants across Europe, including the capacity for the financing to be upsized via a €420,000,000 uncommitted accordion facility to finance a pipeline of further projects across Europe with a total combined capacity of 600 MWp (the “Warehouse Facility”). The Warehouse Facility, which matures on the third anniversary of the closing date of the Credit Agreement (the “Maturity Date”), bears interest at Euribor plus an aggregate margin at a market rate for such facilities, which steps down by 0.5% once the underlying non-Euro costs financed reduces below 33.33% of the overall costs financed. The Warehouse Facility is not currently drawn upon, but a total of approximately €1,800,000 in arrangement and commitment fees is currently owed to the Lender. Once drawn, the Warehouse Facility capitalizes interest payments until projects reach their commercial operations dates through to the Maturity Date; it also provides for mandatory prepayments in certain situations.